Summary of Significant Accounting Policies: Basis of Presentation (Details) - Predecessor - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2015
Entity Incorporation, Date of Incorporation	Aug. 10, 2005
Entity Incorporation, State Country Name	Nevada
Non controlling interest contribution		$ 1,000
Equity Contribution by Company		$ 120,000
Shares Of Common Stock Obligated To Issue Upon Achieving Certain Milestones		500,000
Disposal of 21% interest in wholly owned subsidiary		$ 338,050
Proceeds from sale of majority owned subsidiary		1,147,500
Assumption of Debt		$ 579,452
Return of common stock previously issued to Eximius		1,350,000